Supplemental Quarterly Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended			8 Months Ended	3 Months Ended																	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]		Sep. 30, 2012 Linn Energy, LLC [Member]		Jun. 30, 2012 Linn Energy, LLC [Member]		Mar. 31, 2012 Linn Energy, LLC [Member]		Dec. 31, 2011 Linn Energy, LLC [Member]		Sep. 30, 2011 Linn Energy, LLC [Member]		Jun. 30, 2011 Linn Energy, LLC [Member]		Mar. 31, 2011 Linn Energy, LLC [Member]		Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Oil, natural gas and natural gas liquids sales						$ 462,732	$ 460,976		$ 444,082		$ 347,227		$ 348,895		$ 326,458		$ 292,482		$ 302,390		$ 240,707		$ 1,601,180	$ 1,162,037	$ 690,054
Gains (losses) on oil and natural gas derivatives						(108,370)	94,489		(411,405)		439,647		2,031		(210,339)		824,240		205,515		(369,476)		124,762	449,940	75,211
Total revenues and other						369,060	571,225		48,328		800,597		354,090		118,873		1,119,483		510,571		(126,473)		1,774,240	1,622,454	772,280
Total expenses							656,111	[1]	376,353	[1]	460,617	[1]	269,108	[1]	240,353	[2]	211,254	[2]	195,672	[2]	165,625	[2]
(Gain) losses on sale of assets and other, net							141		(14)		36		1,478		1,646		279		977		614
Equity income from investment in Linn Energy, LLC	0	(21,272)	34,411	0	34,411
General and administrative expenses	155	11,767	724	351	1,230	58,566							43,321										173,206	133,272	99,078
Income tax expense	0	(14,820)	12,528	0	12,528	7,536							8,918										2,790	5,466	4,241
Net income (loss)	$ (155)	$ (18,219)	$ 21,159	$ (351)	$ 20,653	$ (221,885)	$ (187,495)		$ (430,005)		$ 237,086		$ (6,202)		$ (189,615)		$ 837,627		$ 237,109		$ (446,682)		$ (386,616)	$ 438,439	$ (114,288)
Net income (loss) per unit:
Basic (in usd per unit)						$ (0.96)	$ (0.83)		$ (2.18)		$ 1.19		$ (0.04)		$ (1.09)		$ 4.74		$ 1.34		$ (2.75)		$ (1.92)	$ 2.52	$ (0.80)
Diluted (in usd per unit)						$ (0.96)	$ (0.83)		$ (2.18)		$ 1.19		$ (0.04)		$ (1.09)		$ 4.72		$ 1.33		$ (2.75)		$ (1.92)	$ 2.51	$ (0.80)
Net income per share, basic and diluted (in usd per share)		$ (0.52)	$ 0.74		$ 1.92

[1]	Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization, impairment of long-lived assets and taxes, other than income taxes.
[2]	Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization and taxes, other than income taxes.